CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 40,227	$ 98,142
Accounts receivable, trade (Note 2(f))	4,937	5,903
Due from related parties (Notes 2(g) and 4(b))	82,660	102
Inventories (Note 2(h))	5,770	5,860
Prepaid expenses and other assets	5,167	5,309
Total current assets	138,761	115,316
FIXED ASSETS:
Advances for vessels under construction and acquisitions and other vessel costs	0	46,863
Vessels net book value (Note 5)	1,053,578	1,403,912
Property and equipment, net (Note 6)	22,650	23,114
Total fixed assets	1,076,228	1,473,889
OTHER NON-CURRENT ASSETS:
Restricted cash (Notes 2(e) and 7)	25,582	23,000
Due from related parties, non-current (Notes 2(g) and 4(b))	0	45,417
Investments in related parties (Notes 2(v) and 3)	3,249	6,014
Deferred charges, net (Notes 2(m), 2(n) and 5)	2,902	5,027
Total assets	1,246,722	1,668,663
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current (Note 7)	60,763	65,072
Accounts payable, trade and other	7,954	6,572
Due to related parties (Note 4(a) and 4(d))	271	25
Accrued liabilities	8,246	5,734
Deferred revenue	3,207	822
Total current liabilities	80,441	78,225
Long-term debt, net of current portion and deferred financing costs, non-current (Note 7)	540,621	533,109
Other non-current liabilities	902	740
Commitments and contingencies (Note 8)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock (Note 9(a))	26	26
Common stock, $0.01 par value; 200,000,000 shares authorized and 106,131,017 and 84,696,017 issued and outstanding at December 31, 2017 and 2016, respectively (Note 9(b) and (c))	1,061	847
Additional paid-in capital	1,070,500	985,171
Accumulated other comprehensive income	294	185
Retained earnings/(Accumulated deficit)	(447,123)	70,360
Total stockholders' equity	624,758	1,056,589
Total liabilities and stockholders' equity	$ 1,246,722	$ 1,668,663